MICHIGAN MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 98.5%

  PRINCIPAL AMOUNT
  (000'S OMITTED)      SECURITY                                  VALUE
----------------------------------------------------------------------------
Electric Utilities -- 0.6%
----------------------------------------------------------------------------
       $  500          Michigan South Central Power Agency
                       Supply System, 6.75%, 11/1/10             $   519,970
----------------------------------------------------------------------------
                                                                 $   519,970
----------------------------------------------------------------------------
Escrowed / Prerefunded -- 2.8%
----------------------------------------------------------------------------
       $1,000          Lake Orion School District, Prerefunded
                       to 5/1/05, (AMBAC), 7.00%, 5/1/20         $ 1,099,210
        1,470          South Redford School District,
                       Prerefunded to 5/10/07, (FGIC),
                       5.50%, 5/1/22                               1,501,120
----------------------------------------------------------------------------
                                                                 $ 2,600,330
----------------------------------------------------------------------------
General Obligations -- 8.2%
----------------------------------------------------------------------------
       $  500          Avondale School District, 6.75%, 5/1/14   $   515,305
        4,920          Detroit, 6.35%, 4/1/14                      5,059,138
          475          Detroit, 6.70%, 4/1/10                        515,118
        1,000          Mattawan Consolidated Schools,
                       6.40%, 5/1/09                               1,051,840
        1,100          Puerto Rico, 0.00%, 7/1/16                    408,232
----------------------------------------------------------------------------
                                                                 $ 7,549,633
----------------------------------------------------------------------------
Hospital -- 10.6%
----------------------------------------------------------------------------
       $1,000          Allegan Hospital Finance Authority,
                       (Allegan General Hospital),
                       7.00%, 11/15/21                           $   939,970
        1,000          Dickinson County Health System,
                       5.80%, 11/1/24                                792,060
        1,000          John Tolfree Health System Corp.,
                       6.00%, 9/15/23                                824,570
        1,000          Mecosta County, (Michigan General
                       Hospital), 5.75%, 5/15/09                     920,750
        2,000          Michigan HFA, (Central Michigan
                       Community Hospital), 6.25%, 10/1/27         1,697,660
          250          Michigan HFA, (Henry Ford Continuing
                       Care Corp.), 6.75%, 7/1/11                    260,735
        6,000          Michigan HFA, (McLaren Obligated Group),
                       4.50%, 10/15/21                             4,298,520
----------------------------------------------------------------------------
                                                                 $ 9,734,265
----------------------------------------------------------------------------
Housing -- 1.2%
----------------------------------------------------------------------------
       $  205          Michigan HDA, Rental Housing, (AMT),
                       7.15%, 4/1/10                             $   214,069
          880          Michigan HDA, SFMR, (AMT),
                       6.20%, 12/1/27                                863,896
----------------------------------------------------------------------------
                                                                 $ 1,077,965
----------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------
Industrial Development Revenue -- 8.4%
----------------------------------------------------------------------------
       $2,000          Dickinson, PCR, (Champion
                       International), 5.85%, 10/1/18            $ 1,792,800
        1,000          Michigan Strategic Fund, (Crown Paper),
                       (AMT), 6.50%, 8/1/21                          785,000
          110          Michigan Strategic Fund, (KMart Corp.),
                       6.80%, 12/15/07                               109,266
        2,500          Michigan Strategic Fund, (S.D. Warren
                       Co.), (AMT), 7.375%, 1/15/22                2,576,450
        2,000          Puerto Rico Port Authority, (American
                       Airlines), (AMT), 6.25%, 6/1/26             1,891,480
          530          Richmond EDC, (KMart Corp.),
                       6.625%, 1/1/07                                525,627
----------------------------------------------------------------------------
                                                                 $ 7,680,623
----------------------------------------------------------------------------
Insured-Education -- 6.9%
----------------------------------------------------------------------------
       $1,000          Ferris State University, (AMBAC),
                       5.00%, 10/1/23                            $   836,270
          500          Ferris State University, (AMBAC),
                       5.00%, 10/1/28                                411,710
        2,750          Ferris State University, (MBIA),
                       5.25%, 10/1/20                              2,428,717
        1,000          Michigan State University-Grand Valley,
                       (MBIA), 5.25%, 10/1/17                        910,280
        2,000          Western Michigan University, (FGIC),
                       5.125%, 11/15/22                            1,712,800
----------------------------------------------------------------------------
                                                                 $ 6,299,777
----------------------------------------------------------------------------
Insured-Electric Utilities -- 5.1%
----------------------------------------------------------------------------
       $  300          Michigan Strategic Fund, (Detroit Edison
                       Co.), (FGIC), 6.95%, 5/1/11               $   336,339
        2,000          Michigan Strategic Fund, (Detroit Edison
                       Co.), (MBIA), (AMT), 5.55%, 9/1/29          1,757,540
          550          Monroe County, PCR, (Detroit Edison
                       Co.), (FGIC), (AMT), 7.65%, 9/1/20            569,530
          500          Puerto Rico Electric Power Authority,
                       (FSA), 4.75%, 7/1/21                          414,925
        2,000          Puerto Rico Electric Power Authority,
                       (FSA), 4.75%, 7/1/24                        1,632,080
----------------------------------------------------------------------------
                                                                 $ 4,710,414
----------------------------------------------------------------------------
Insured-General Obligations -- 17.6%
----------------------------------------------------------------------------
       $  750          Anchor Bay School District, (FGIC),
                       4.75%, 5/1/26                             $   594,765
        1,000          Coopersville Area Public School
                       District, (MBIA), 5.00%, 5/1/29               822,030
        1,000          Grand Ledge School District, (MBIA),
                       5.375%, 5/1/24                                891,940
          400          Haslett Public School District, (FSA),
                       4.75%, 5/1/26                                 317,592
        1,900          Holland School District, (AMBAC),
                       0.00%, 5/1/17                                 657,191

                       SEE NOTES TO FINANCIAL STATEMENTS

MICHIGAN MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------

Insured-General Obligations (continued)
----------------------------------------------------------------------------
       $2,000          Kalamazoo, (MBIA), 5.40%, 5/1/14          $ 1,949,600
          500          Kaleva Norman Etc School District,
                       (Building and Site), (FGIC),
                       5.95%, 5/1/22                                 485,905
          500          Kaleva Norman Etc School District,
                       (Building and Site), (FGIC),
                       6.00%, 5/1/25                                 493,925
        3,000          Lake Orion, Community School District,
                       (FGIC), 5.125%, 5/1/23                      2,577,690
        1,500          Lincoln Park School District, (FGIC),
                       5.90%, 5/1/26                               1,575,585
        1,000          Novi Building Authority, (FSA),
                       5.50%, 10/1/25                                908,770
        2,410          Okemos Public Schools, (MBIA),
                       0.00%, 5/1/16                                 893,532
          370          Parchment School District, (MBIA),
                       5.00%, 5/1/25                                 313,053
        1,000          Redford Union School District No.1,
                       (AMBAC), 5.00%, 5/1/22                        850,230
          770          South Redford School District, (FGIC),
                       5.50%, 5/1/22                                 707,499
        2,500          Wyoming Public Schools, (FGIC),
                       5.125%, 5/1/23                              2,148,075
----------------------------------------------------------------------------
                                                                 $16,187,382
----------------------------------------------------------------------------
Insured-Hospital -- 4.1%
----------------------------------------------------------------------------
       $3,500          Kent HFA, (Butterworth Health System),
                       (MBIA), 6.125%, 1/15/16                   $ 3,729,390
----------------------------------------------------------------------------
                                                                 $ 3,729,390
----------------------------------------------------------------------------
Insured-Housing -- 1.7%
----------------------------------------------------------------------------
       $1,250          Michigan HDA, (MBIA), 5.30%, 10/1/37      $ 1,050,463
          500          Michigan HDA, (Parkway Meadows), (FSA),
                       6.85%, 10/15/18                               520,220
----------------------------------------------------------------------------
                                                                 $ 1,570,683
----------------------------------------------------------------------------
Insured-Senior Living / Life Care -- 2.0%
----------------------------------------------------------------------------
       $2,200          Hancock HFA, (Portage Health), (MBIA),
                       5.45%, 8/1/47                             $ 1,856,932
----------------------------------------------------------------------------
                                                                 $ 1,856,932
----------------------------------------------------------------------------
Insured-Transportation -- 1.8%
----------------------------------------------------------------------------
       $1,000          Bishop International Airport Authority,
                       (AMBAC), 5.00%, 12/1/23                   $   837,920
        1,000          Wayne Charter County, Airport, (MBIA),
                       (AMT), 5.00%, 12/1/28                         799,740
----------------------------------------------------------------------------
                                                                 $ 1,637,660
----------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------
Insured-Water and Sewer -- 8.2%
----------------------------------------------------------------------------
       $5,000          Detroit, City Water Supply System,
                       (FGIC), 4.75%, 7/1/19                     $ 4,087,650
        4,400          Grand Rapids, Sanitary Sewer System,
                       (FGIC), 4.75%, 1/1/28                       3,467,948
----------------------------------------------------------------------------
                                                                 $ 7,555,598
----------------------------------------------------------------------------
Miscellaneous -- 1.6%
----------------------------------------------------------------------------
       $1,500          Pittsfield Township EDC, (Arbor
                       Hospice), 7.875%, 8/15/27                 $ 1,421,250
----------------------------------------------------------------------------
                                                                 $ 1,421,250
----------------------------------------------------------------------------
Pooled Loans -- 2.8%
----------------------------------------------------------------------------
       $1,825          Michigan Municipal Bond Authority Local
                       Government Loan, 6.75%, 5/1/12            $ 1,928,368
          590          Michigan Municipal Bond Authority Local
                       Government Loan, 6.90%, 5/1/21                617,040
----------------------------------------------------------------------------
                                                                 $ 2,545,408
----------------------------------------------------------------------------
Senior Living / Life Care -- 2.4%
----------------------------------------------------------------------------
       $1,500          Kalamazoo EDC, (Friendship Village),
                       6.25%, 5/15/27                            $ 1,289,460
        1,000          Michigan HFA, (Presbyterian Village),
                       6.50%, 1/1/25                                 897,150
----------------------------------------------------------------------------
                                                                 $ 2,186,610
----------------------------------------------------------------------------
Special Tax Revenue -- 8.9%
----------------------------------------------------------------------------
       $  250          Battle Creek, Downtown Development
                       Authority Tax Increment, 7.60%, 5/1/16    $   278,208
        1,315          Battle Creek, Downtown Development
                       Authority Tax Increment, 7.65%, 5/1/22      1,465,857
        3,800          Detroit, (Convention Facility Cobo Hall
                       Expansion), 5.25%, 9/30/12                  3,515,950
        3,050          Detroit, Downtown Tax Increment,
                       0.00%, 7/1/16                               1,073,997
        2,000          Detroit, Downtown Tax Increment,
                       0.00%, 7/1/20                                 524,940
        1,500          Detroit, Local Development Finance
                       Authority, 5.375%, 5/1/21                   1,324,965
----------------------------------------------------------------------------
                                                                 $ 8,183,917
----------------------------------------------------------------------------
Transportation -- 2.7%
----------------------------------------------------------------------------
       $1,500          Kent County Airport Facility, Variable
                       Rate, 1/1/25(1)(2)                        $ 1,017,720
          345          Puerto Rico Highway and Transportation
                       Authority, Highway Revenue, RITES,
                       9.402%, 7/1/26(2)(3)                          260,782

                       SEE NOTES TO FINANCIAL STATEMENTS

MICHIGAN MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------

Transportation (continued)
----------------------------------------------------------------------------
       $2,000          Wayne Charter County Airport, Variable
                       Rate, 12/1/28(1)(2)                       $ 1,203,280
----------------------------------------------------------------------------
                                                                 $ 2,481,782
----------------------------------------------------------------------------
Water and Sewer -- 0.9%
----------------------------------------------------------------------------
       $1,000          Michigan Municipal Bond Authority,
                       (Clean Water Revolving Fund),
                       4.75%, 10/1/18                            $   831,660
----------------------------------------------------------------------------
                                                                 $   831,660
----------------------------------------------------------------------------
Total Tax-Exempt Investments
   (identified cost $93,683,395)                                 $90,361,249
----------------------------------------------------------------------------

PUT OPTIONS PURCHASED -- 0.0%


----------------------------------------------------------------------------
       $   42          March, 2000 US Long Bond Futures
                       Contracts, expires 2/19/00, strike price
                       $90                                       $     9,844
----------------------------------------------------------------------------
Total Put Options Purchased
   (identified cost, $15,981)                                    $     9,844
----------------------------------------------------------------------------
Total Investments -- 98.5%
   (identified cost $93,699,376)                                 $90,371,093
----------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.5%                           $ 1,402,590
----------------------------------------------------------------------------
Net Assets -- 100.0%                                             $91,773,683
----------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2000, 51.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 4.2% to 22.4% of total investments.

 (1)  Security has been issued as an inverse floater bond.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3)  Security has been issued as a leveraged inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JANUARY 31, 2000

                                      ARIZONA PORTFOLIO  COLORADO PORTFOLIO  CONNECTICUT PORTFOLIO  MICHIGAN PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
Assets
----------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                       $78,895,188        $33,037,926          $138,325,749          $93,699,376
   Unrealized depreciation                (2,692,223)        (2,173,004)           (4,836,087)          (3,328,283)
----------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                    $76,202,965        $30,864,922          $133,489,662          $90,371,093
----------------------------------------------------------------------------------------------------------------------
Cash                                     $        --        $        --          $         --          $    34,830
Receivable for investments sold                   --          1,072,712             1,058,092                   --
Interest receivable                          896,158            432,680             1,421,564            1,376,198
----------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                             $77,099,123        $32,370,314          $135,969,318          $91,782,121
----------------------------------------------------------------------------------------------------------------------

Liabilities
----------------------------------------------------------------------------------------------------------------------
Payable for investments purchased        $        --        $     5,327          $     22,830          $        --
Demand note payable                          100,000            300,000               100,000                   --
Due to bank                                   17,062             45,248                19,585                   --
Payable to affiliate for Trustees'
   fees                                          800                 --                    --                   --
Accrued expenses                              10,232              6,697                16,916                8,438
----------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                        $   128,094        $   357,272          $    159,331          $     8,438
----------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                 $76,971,029        $32,013,042          $135,809,987          $91,773,683
----------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
----------------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and withdrawals         $79,663,252        $34,186,046          $140,646,074          $95,101,966
Net unrealized depreciation
   (computed on the basis of
   identified cost)                       (2,692,223)        (2,173,004)           (4,836,087)          (3,328,283)
----------------------------------------------------------------------------------------------------------------------
TOTAL                                    $76,971,029        $32,013,042          $135,809,987          $91,773,683
----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JANUARY 31, 2000

                                      MINNESOTA PORTFOLIO  NEW JERSEY PORTFOLIO  PENNSYLVANIA PORTFOLIO  TEXAS PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
Assets
------------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                        $50,620,354          $267,620,665           $270,555,486         $13,725,066
   Unrealized depreciation                 (1,295,302)          (11,694,074)           (15,164,898)           (370,219)
------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                     $49,325,052          $255,926,591           $255,390,588         $13,354,847
------------------------------------------------------------------------------------------------------------------------
Receivable for investments sold           $   675,295          $     15,000           $  1,584,242         $        --
Interest receivable                           675,137             3,392,037              3,720,842             195,621
------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                              $50,675,484          $259,333,628           $260,695,672         $13,550,468
------------------------------------------------------------------------------------------------------------------------

Liabilities
------------------------------------------------------------------------------------------------------------------------
Demand note payable                       $   100,000          $  3,000,000           $  1,900,000         $        --
Due to bank                                    48,464                10,778                 35,974              80,703
Payable to affiliate for Trustees'
   fees                                            --                    --                     88                  --
Accrued expenses                                5,175                23,216                 20,664               1,720
------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                         $   153,639          $  3,033,994           $  1,956,726         $    82,423
------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $50,521,845          $256,299,634           $258,738,946         $13,468,045
------------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
------------------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and withdrawals          $51,817,147          $267,993,708           $273,903,844         $13,838,264
Net unrealized depreciation
   (computed on the basis of
   identified cost)                        (1,295,302)          (11,694,074)           (15,164,898)           (370,219)
------------------------------------------------------------------------------------------------------------------------
TOTAL                                     $50,521,845          $256,299,634           $258,738,946         $13,468,045
------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JANUARY 31, 2000

                                      ARIZONA PORTFOLIO  COLORADO PORTFOLIO  CONNECTICUT PORTFOLIO  MICHIGAN PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
Investment Income
----------------------------------------------------------------------------------------------------------------------
Interest                                 $ 2,629,389        $ 1,083,316          $  4,419,907          $ 3,037,246
----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                  $ 2,629,389        $ 1,083,316          $  4,419,907          $ 3,037,246
----------------------------------------------------------------------------------------------------------------------

Expenses
----------------------------------------------------------------------------------------------------------------------
Investment adviser fee                   $   158,494        $    40,890          $    306,313          $   191,938
Trustees fees and expenses                     5,300              1,275                 7,451                5,846
Legal and accounting services                 31,405             19,432                25,860               26,459
Custodian fee                                 25,959             18,938                45,887               25,715
Miscellaneous                                  6,599              3,438                11,001                9,393
----------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                           $   227,757        $    83,973          $    396,512          $   259,351
----------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee            $     5,705        $     8,755          $     31,118          $        --
----------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                 $     5,705        $     8,755          $     31,118          $        --
----------------------------------------------------------------------------------------------------------------------

NET EXPENSES                             $   222,052        $    75,218          $    365,394          $   259,351
----------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                    $ 2,407,337        $ 1,008,098          $  4,054,513          $ 2,777,895
----------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)            $  (506,893)       $   119,013          $     39,517          $(1,394,672)
   Financial futures contracts                (1,488)            (1,545)              (10,360)               4,188
----------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                 $  (508,381)       $   117,468          $     29,157          $(1,390,484)
----------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost
      basis)                             $(6,859,146)       $(3,180,480)         $(10,425,497)         $(7,525,349)
----------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)           $(6,859,146)       $(3,180,480)         $(10,425,497)         $(7,525,349)
----------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS         $(7,367,527)       $(3,063,012)         $(10,396,340)         $(8,915,833)
----------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                            $(4,960,190)       $(2,054,914)         $ (6,341,827)         $(6,137,938)
----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JANUARY 31, 2000

                                      MINNESOTA PORTFOLIO  NEW JERSEY PORTFOLIO  PENNSYLVANIA PORTFOLIO  TEXAS PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
Investment Income
------------------------------------------------------------------------------------------------------------------------
Interest                                  $ 1,726,420          $  9,029,127           $  9,284,011         $   451,671
------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 1,726,420          $  9,029,127           $  9,284,011         $   451,671
------------------------------------------------------------------------------------------------------------------------

Expenses
------------------------------------------------------------------------------------------------------------------------
Investment adviser fee                    $    87,162          $    647,337           $    659,115         $    11,728
Trustees fees and expenses                      4,342                10,137                 10,423               1,997
Legal and accounting services                  21,340                40,711                 40,355              17,279
Custodian fee                                  19,677                51,945                 83,271               8,010
Miscellaneous                                   4,058                30,666                 38,603               2,693
------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                            $   136,579          $    780,796           $    831,767         $    41,707
------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee             $     8,280          $         --           $         --         $     1,751
------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $     8,280          $         --           $         --         $     1,751
------------------------------------------------------------------------------------------------------------------------

NET EXPENSES                              $   128,299          $    780,796           $    831,767         $    39,956
------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                     $ 1,598,121          $  8,248,331           $  8,452,244         $   411,715
------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)             $  (615,615)         $    320,180           $    233,001         $  (196,312)
   Financial futures contracts                 (1,277)               (6,384)                11,827                  --
------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                  $  (616,892)         $    313,796           $    244,828         $  (196,312)
------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost
      basis)                              $(4,024,177)         $(25,446,567)          $(22,121,295)        $  (979,875)
------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $(4,024,177)         $(25,446,567)          $(22,121,295)        $  (979,875)
------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(4,641,069)         $(25,132,771)          $(21,876,467)        $(1,176,187)
------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(3,042,948)         $(16,884,440)          $(13,424,223)        $  (764,472)
------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JANUARY 31, 2000

INCREASE (DECREASE) IN NET ASSETS     ARIZONA PORTFOLIO  COLORADO PORTFOLIO  CONNECTICUT PORTFOLIO  MICHIGAN PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                $  2,407,337        $ 1,008,098          $  4,054,513          $  2,777,895
   Net realized gain (loss)                 (508,381)           117,468                29,157            (1,390,484)
   Net change in unrealized
      appreciation (depreciation)         (6,859,146)        (3,180,480)          (10,425,497)           (7,525,349)
----------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                           $ (4,960,190)       $(2,054,914)         $ (6,341,827)         $ (6,137,938)
----------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                        $  2,664,067        $ 1,503,412          $  5,714,375          $  3,433,800
   Withdrawals                           (15,066,136)        (5,309,523)          (21,456,149)          (14,985,531)
----------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                 $(12,402,069)       $(3,806,111)         $(15,741,774)         $(11,551,731)
----------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS              $(17,362,259)       $(5,861,025)         $(22,083,601)         $(17,689,669)
----------------------------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------------------------
At beginning of period                  $ 94,333,288        $37,874,067          $157,893,588          $109,463,352
----------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                        $ 76,971,029        $32,013,042          $135,809,987          $ 91,773,683
----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JANUARY 31, 2000

INCREASE (DECREASE) IN NET ASSETS     MINNESOTA PORTFOLIO  NEW JERSEY PORTFOLIO  PENNSYLVANIA PORTFOLIO  TEXAS PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                  $ 1,598,121          $  8,248,331           $  8,452,244         $   411,715
   Net realized gain (loss)                  (616,892)              313,796                244,828            (196,312)
   Net change in unrealized
      appreciation (depreciation)          (4,024,177)          (25,446,567)           (22,121,295)           (979,875)
------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(3,042,948)         $(16,884,440)          $(13,424,223)        $  (764,472)
------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $ 2,725,460          $  8,171,301           $  6,563,586         $   431,542
   Withdrawals                             (9,553,535)          (44,320,634)           (49,273,708)         (1,964,177)
------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $(6,828,075)         $(36,149,333)          $(42,710,122)        $(1,532,635)
------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $(9,871,023)         $(53,033,773)          $(56,134,345)        $(2,297,107)
------------------------------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------------------------------
At beginning of period                    $60,392,868          $309,333,407           $314,873,291         $15,765,152
------------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                          $50,521,845          $256,299,634           $258,738,946         $13,468,045
------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JULY 31, 1999

INCREASE (DECREASE) IN NET ASSETS     ARIZONA PORTFOLIO  COLORADO PORTFOLIO  CONNECTICUT PORTFOLIO  MICHIGAN PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                $  5,318,760        $ 2,146,952          $  8,526,230          $  6,229,950
   Net realized gain                       1,622,656            811,139             1,435,275             2,217,392
   Net change in unrealized
      appreciation (depreciation)         (4,960,999)        (2,289,165)           (5,177,956)           (6,686,327)
----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                           $  1,980,417        $   668,926          $  4,783,549          $  1,761,015
----------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                        $ 13,039,976        $ 3,990,873          $ 15,311,591          $  5,494,726
   Withdrawals                           (23,779,211)        (6,586,932)          (27,156,440)          (28,028,857)
----------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                 $(10,739,235)       $(2,596,059)         $(11,844,849)         $(22,534,131)
----------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS              $ (8,758,818)       $(1,927,133)         $ (7,061,300)         $(20,773,116)
----------------------------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------------------------
At beginning of year                    $103,092,106        $39,801,200          $164,954,888          $130,236,468
----------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                          $ 94,333,288        $37,874,067          $157,893,588          $109,463,352
----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JULY 31, 1999

INCREASE (DECREASE) IN NET ASSETS     MINNESOTA PORTFOLIO  NEW JERSEY PORTFOLIO  PENNSYLVANIA PORTFOLIO  TEXAS PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                 $  3,484,876          $ 17,814,663           $ 18,951,880         $   927,072
   Net realized gain                          848,429             7,082,663              5,867,482             329,438
   Net change in unrealized
      appreciation (depreciation)          (3,102,439)          (19,049,566)           (18,321,913)           (862,443)
------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                            $  1,230,866          $  5,847,760           $  6,497,449         $   394,067
------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                         $  6,142,642          $ 37,233,317           $ 25,746,805         $   980,095
   Withdrawals                            (13,964,317)          (62,376,808)           (76,902,838)         (3,446,497)
------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                  $ (7,821,675)         $(25,143,491)          $(51,156,033)        $(2,466,402)
------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS               $ (6,590,809)         $(19,295,731)          $(44,658,584)        $(2,072,335)
------------------------------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------------------------------
At beginning of year                     $ 66,983,677          $328,629,138           $359,531,875         $17,837,487
------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                           $ 60,392,868          $309,333,407           $314,873,291         $15,765,152
------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                            ARIZONA PORTFOLIO
                                    -----------------------------------------------------------------
                                    SIX MONTHS ENDED                YEAR ENDED JULY 31,
                                    JANUARY 31, 2000  -----------------------------------------------
                                    (UNAUDITED)        1999      1998      1997      1996      1995
-----------------------------------------------------------------------------------------------------
Ratios to average daily net assets
-----------------------------------------------------------------------------------------------------
Expenses(1)                             0.53%(2)       0.49%      0.50%     0.50%     0.51%      0.52%
Expenses after custodian fee
   reduction                            0.52%(2)       0.48%      0.48%     0.49%     0.50%        --
Net investment income                   5.61%(2)       5.21%      5.27%     5.56%     5.53%      5.81%
Portfolio Turnover                        19%            38%        23%       10%       18%        22%
-----------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                  $ 76,971        $94,333   $103,092  $112,472  $129,862   $144,521
-----------------------------------------------------------------------------------------------------

 (1) The expense ratios for the year ended July 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended July 31, 1995 has not been adjusted to reflect this change.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                              COLORADO PORTFOLIO
                                         ------------------------------------------------------------------
                                         SIX MONTHS ENDED               YEAR ENDED JULY 31,
                                         JANUARY 31, 2000  ------------------------------------------------
                                         (UNAUDITED)        1999      1998      1997      1996       1995
-----------------------------------------------------------------------------------------------------------
Ratios to average daily net assets+
-----------------------------------------------------------------------------------------------------------
Net expenses(1)                             0.48%(2)         0.39%      0.40%     0.40%     0.40%     0.25%
Net expenses after custodian
   fee reduction                            0.43%(2)         0.35%      0.37%     0.36%     0.36%       --
Net investment income                       5.72%(2)         5.36%      5.49%     5.86%     5.75%     6.05%
Portfolio Turnover                             3%              33%        18%       14%       53%       52%
-----------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                       $32,013          $37,874    $39,801   $42,624   $45,416   $46,077
-----------------------------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(1)                                                                              0.42%     0.40%
   Expenses after custodian
      fee reduction                                                                         0.38%       --
   Net investment income                                                                    5.73%     5.90%
-----------------------------------------------------------------------------------------------------------

 (1) The expense ratios for the year ended July 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for the year ended July 31, 1995 have not been adjusted to reflect this change.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                         CONNECTICUT PORTFOLIO
                                   -------------------------------------------------------------------
                                   SIX MONTHS ENDED                YEAR ENDED JULY 31,
                                   JANUARY 31, 2000  -------------------------------------------------
                                   (UNAUDITED)         1999      1998      1997      1996      1995
------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
------------------------------------------------------------------------------------------------------
Expenses(1)                             0.53%(2)         0.50%     0.51%     0.53%     0.52%     0.53%
Expenses after custodian fee
   reduction                            0.49%(2)         0.48%     0.50%     0.53%     0.50%       --
Net investment income                   5.45%(2)         5.15%     5.20%     5.50%     5.49%     5.77%
Portfolio Turnover                        12%              18%        7%       11%       23%       29%
------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                  $135,810         $157,894  $164,955  $174,978  $187,617  $195,276
------------------------------------------------------------------------------------------------------

 (1) The expense ratios for the year ended July 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended July 31, 1995 has not been adjusted to reflect this change.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                            MICHIGAN PORTFOLIO
                                    -------------------------------------------------------------------
                                    SIX MONTHS ENDED                YEAR ENDED JULY 31,
                                    JANUARY 31, 2000  -------------------------------------------------
                                    (UNAUDITED)         1999      1998      1997      1996      1995
-------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
-------------------------------------------------------------------------------------------------------
Expenses(1)                            0.52%(2)           0.49%     0.50%     0.52%     0.54%     0.48%
Expenses after custodian fee
   reduction                           0.52%(2)           0.48%     0.48%     0.50%     0.52%       --
Net investment income                  5.55%(2)           5.10%     5.19%     5.45%     5.50%     5.85%
Portfolio Turnover                       25%                31%       26%       16%       49%       54%
-------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                  $91,774           $109,463  $130,236  $150,224  $173,465  $191,263
-------------------------------------------------------------------------------------------------------

 (1) The expense ratios for the year ended July 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended July 31, 1995 has not been adjusted to reflect this change.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                         MINNESOTA PORTFOLIO
                                    --------------------------------------------------------------
                                    SIX MONTHS ENDED              YEAR ENDED JULY 31,
                                    JANUARY 31, 2000  --------------------------------------------
                                    (UNAUDITED)        1999     1998     1997     1996     1995
--------------------------------------------------------------------------------------------------
Ratios to average daily net assets
--------------------------------------------------------------------------------------------------
Expenses(1)                             0.49%(2)         0.46%    0.47%    0.47%    0.48%    0.47%
Expenses after custodian fee
   reduction                            0.46%(2)         0.44%    0.45%    0.44%    0.46%      --
Net investment income                   5.72%(2)         5.28%    5.28%    5.71%    5.69%    5.83%
Portfolio Turnover                         7%              19%      23%      22%      45%      76%
--------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                  $ 50,522          $60,393  $66,984  $70,674  $76,090  $82,968
--------------------------------------------------------------------------------------------------

 (1) The expense ratios for the year ended July 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended July 31, 1995 has not been adjusted to reflect this change.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                              NEW JERSEY PORTFOLIO
                                    ------------------------------------------------------------------
                                    SIX MONTHS ENDED                YEAR ENDED JULY 31,
                                    JANUARY 31, 2000  ------------------------------------------------
                                    (UNAUDITED)         1999      1998      1997      1996      1995
------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
------------------------------------------------------------------------------------------------------
Expenses(1)                               0.55%(2)        0.53%     0.54%     0.54%     0.53%     0.52%
Expenses after custodian fee
   reduction                              0.55%(2)        0.52%     0.52%     0.52%     0.52%       --
Net investment income                     5.79%(2)        5.39%     5.52%     5.84%     5.82%     5.96%
Portfolio Turnover                          17%             32%       14%       24%       39%       54%
------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                  $  256,300        $309,333  $328,629  $352,772  $386,244  $411,038
------------------------------------------------------------------------------------------------------

 (1) The expense ratios for the year ended July 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended July 31, 1995 has not been adjusted to reflect this change.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                             PENNSYLVANIA PORTFOLIO
                                    --------------------------------------------------------------------------
                                    SIX MONTHS ENDED                     YEAR ENDED JULY 31,
                                    JANUARY 31, 2000  --------------------------------------------------------
                                    (UNAUDITED)         1999        1998        1997        1996        1995
--------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
--------------------------------------------------------------------------------------------------------------
Expenses(1)                              0.58%(2)         0.54%       0.54%       0.55%       0.54%      0.49%
Expenses after custodian fee
   reduction                             0.58%(2)         0.50%       0.50%       0.51%       0.50%        --
Net investment income                    5.86%(2)         5.49%       5.66%       5.96%       5.90%      6.02%
Portfolio Turnover                         14%              27%         13%         17%         30%        44%
--------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                 $  258,739         $314,873    $359,532    $402,221    $448,182   $502,250
--------------------------------------------------------------------------------------------------------------

 (1) The expense ratios for the year ended July 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended July 31, 1995 has not been adjusted to reflect this change.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                              TEXAS PORTFOLIO
                                    -------------------------------------------------------------
                                    SIX MONTHS ENDED              YEAR ENDED JULY 31,
                                    JANUARY 31, 2000  -------------------------------------------
                                    (UNAUDITED)        1999     1998     1997     1996     1995
-------------------------------------------------------------------------------------------------
Ratios to average daily net assets+
-------------------------------------------------------------------------------------------------
Net expenses(1)                        0.57%(2)          0.39%    0.38%    0.37%    0.32%    0.08%
Net expenses after custodian
   fee reduction                       0.55%(2)          0.36%    0.35%    0.35%    0.27%      --
Net investment income                  5.67%(2)          5.50%    5.58%    5.79%    5.81%    6.20%
Portfolio Turnover                       29%               55%      17%      17%      39%      49%
-------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                  $13,468           $15,765  $17,837  $21,676  $24,367  $28,227
-------------------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(1)                                                                      0.42%    0.35%
   Expenses after custodian
      fee reduction                                                                 0.37%      --
   Net investment income                                                            5.71%    5.93%
-------------------------------------------------------------------------------------------------

 (1) The expense ratios for the year ended July 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for the year ended July 31, 1995 have not been adjusted to reflect this change.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Arizona Municipals Portfolio (Arizona Portfolio), Colorado Municipals Portfolio (Colorado Portfolio), Connecticut Municipals Portfolio (Connecticut Portfolio), Michigan Municipals Portfolio (Michigan Portfolio), Minnesota Municipals Portfolio (Minnesota Portfolio), New Jersey Municipals Portfolio (New Jersey Portfolio), Pennsylvania Municipals Portfolio (Pennsylvania Portfolio) and Texas Municipals Portfolio (Texas Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940 as diversified open-end management investment companies which were organized as trusts under the laws of the State of New York on May 1, 1992. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts and options on futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

 C Federal Income Taxes -- The Portfolios are treated as partnerships for federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

 F When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued or delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

 G Other -- Investment transactions are accounted for on a trade date basis.

 H Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 I Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

 J Interim Financial Statements -- The interim financial statements relating to
   January 31, 2000 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolios management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended January 31, 2000, each Portfolio paid advisory fees as follows:

    PORTFOLIO                                 AMOUNT    EFFECTIVE RATE*
    -------------------------------------------------------------------
    Arizona                                   $158,494            0.37%
    Colorado                                    40,890            0.23%
    Connecticut                                306,313            0.41%
    Michigan                                   191,938            0.38%
    Minnesota                                   87,162            0.32%
    New Jersey                                 647,337            0.45%
    Pennsylvania                               659,115            0.46%
    Texas                                       11,728            0.16%

 * Advisory fees paid as a percentage of average daily net assets (annualized).

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

   Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended January 31, 2000, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolios are officers of the above organizations.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities, purchased options and short-term obligations, for the six months ended January 31, 2000 were as follows:

    ARIZONA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $16,200,100
    Sales                                      26,426,750
    COLORADO PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 1,050,563
    Sales                                       4,676,840
    CONNECTICUT PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $17,827,315
    Sales                                      28,845,316

    MICHIGAN PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $24,978,222
    Sales                                      33,824,575
    MINNESOTA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 3,949,085
    Sales                                      10,028,600
    NEW JERSEY PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $47,054,063
    Sales                                      73,215,661

    PENNSYLVANIA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $38,785,009
    Sales                                      73,539,568

    TEXAS PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 4,163,706
    Sales                                       5,115,581

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at January 31, 2000, as computed on a federal income tax basis, are as follows:

    ARIZONA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 78,895,188
    ------------------------------------------------------
    Gross unrealized appreciation             $  2,477,032
    Gross unrealized depreciation               (5,169,255)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $ (2,692,223)
    ------------------------------------------------------

    COLORADO PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 33,037,926
    ------------------------------------------------------
    Gross unrealized appreciation             $    502,326
    Gross unrealized depreciation               (2,675,330)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $ (2,173,004)
    ------------------------------------------------------

    CONNECTICUT PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $138,325,749
    ------------------------------------------------------
    Gross unrealized appreciation             $  2,595,743
    Gross unrealized depreciation               (7,431,830)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $ (4,836,087)
    ------------------------------------------------------

    MICHIGAN PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 93,699,376
    ------------------------------------------------------
    Gross unrealized appreciation             $  2,041,109
    Gross unrealized depreciation               (5,369,392)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $ (3,328,283)
    ------------------------------------------------------

    MINNESOTA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 50,620,354
    ------------------------------------------------------
    Gross unrealized appreciation             $  1,031,307
    Gross unrealized depreciation               (2,326,609)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $ (1,295,302)
    ------------------------------------------------------

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2000

INVESTMENT MANAGEMENT

MUNICIPALS PORTFOLIOS

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

William H. Ahern, Jr.
Vice President and Portfolio
Manager of Colorado,
Connecticut and Michigan
Municipals Portfolios

Cynthia J. Clemson
Vice President and Portfolio
Manager of Arizona and
Pennsylvania Municipals Portfolios

Robert B. MacIntosh
Vice President and Portfolio
Manager of Minnesota and
New Jersey Municipals Portfolios

Thomas M. Metzold
Vice President and Portfolio
Manager of Texas
Municipals Portfolio

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant